Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings before income taxes	$ 65,886	$ 16,808	$ 35,294
Taiwan Operations [Member]
Earnings before income taxes	73,461	22,370	42,550
Cayman Operations [Member]
Earnings before income taxes	(7,395)	(7,038)	(7,535)
Us Operations [Member]
Earnings before income taxes	(1,597)	151	(55)
China Operations [Member]
Earnings before income taxes	1,388	1,293	157
Korea Operations [Member]
Earnings before income taxes	$ 29	$ 32	$ 177